Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
September 30, 2021

	Shares	Value	Ticker	Total Cost
Common Stocks - 98.26%

Aerospace & Defense - 1.46%
Arconic, Inc. (a)	80,651	2,543,733	ARNC	$ 1,696,717
		2,543,733		$ 1,696,717

Air Freight and Logistics - 1.25%
GXO Logistics, Inc. Common Stoc	27,610	2,165,728	GXO	$ 1,677,215
		2,165,728		$ 1,677,215

Auto Components - 0.62%
Horizon Global Corporation	152,075	1,069,087	HZN	$ 1,197,498
		1,069,087		$ 1,197,498

Building Products - 0.36%
Masco Corp.	11,257	625,326	MAS	$ 614,416
		625,326		$ 614,416

Capital Markets - 6.16%
B. Riley Financial, Inc.	32,570	1,922,933	RILY	$ 1,776,992
Houlihan Lokey, Inc. Class A	17,519	1,613,500	HLI	$ 1,079,298
Perella Weinberg Partners	134,562	1,782,947	PWP	$ 1,732,821
Raymond James Financial, Inc.	43,920	4,052,938	RJF	$ 2,419,587
Westwood Holdings Group, Inc.	69,476	1,320,044	WHG	$ 1,496,172
		10,692,361		$ 8,504,870

Chemicals - 2.79%
Platform Specialty Products Corp.	124,389	2,696,754	ESI	$ 1,343,591
Valvoline, Inc.	68,910	2,148,614	VVV	$ 1,131,133
		4,845,367		$ 2,474,724

Commercial Services & Supplies - 2.86%
IAA, Inc. (a)	36,320	1,981,982	IAA	$ 1,421,770
KAR Auction Services, Inc.	62,100	1,017,819	KAR	$ 1,093,417
Thryv Holdings, Inc.	65,656	1,972,306	THRY	$ 1,752,250
		4,972,108		$ 4,267,436

Communication Equipment - 3.51%
CommScope Holding Company, Inc.	187,180	2,543,776	COMM	$ 2,832,813
Frontier Communications Parent, Inc.	50,616	1,410,668	FYBR	$ 1,265,708
IAC/InterActive Corp. (a)	16,460	2,144,573	IAC	$ 2,179,616
		6,099,018		$ 6,278,136

Construction & Engineering- 4.22%
APi Group Corp. (a) (c)	228,830	4,656,691	APG	$ 3,276,788
Arcosa, Inc.	28,066	1,408,071	ACA	$ 1,192,537
Atlas Technical Consultants, Inc. Class A	124,930	1,270,538	ATCX	$ 1,150,377
		7,335,300		$ 5,619,702

Construction Materials - 0.54%
Summit Materials, Inc.	29,450	941,517	SUM	$ 557,109
		941,517		$ 557,109

Consumer Finance - 2.82%
Ally Financial, Inc.	34,134	1,742,541	ALLY	$ 945,400
PROG Holdings, Inc.	74,972	3,149,574	PRG	$ 3,808,605
		4,892,114		$ 4,754,005

Distributors - 0.55%
Weyco Group, Inc	42,080	953,533	WEYS	$ 905,971
		953,533		$ 905,971

Diversified Consumer Services - 2.02%
Frontdoor Inc. (a)	44,040	1,845,276	FTDR	$ 1,733,630
Terminix Global Holdings, Inc.	39,693	1,654,007	TMX	$ 1,350,504
		3,499,283		$ 3,084,134

Diversified Financial Services - 3.36%
Jackson Financial, Inc.	145,320	3,778,320	JXN	$ 3,899,849
Voya Financial, Inc.	33,424	2,051,899	VOYA	$ 1,591,262
		5,830,219		5,491,111

Diversified Telecommunications - 0.61%
Iridium Communications, Inc. (a)	26,640	1,061,604	IRDM	$ 665,918
		1,061,604		$ 665,918

Electronic Equipment, Instruments & Comp - 2.5%
Vontier Corp.	129,300	4,344,480	VNT	$ 4,215,583
		4,344,480		$ 4,215,583

Energy Equipment & Services- 1.43%
ChampionX Holding Inc. (a)	111,190	2,486,208	CHX	$ 1,599,273
		2,486,208		$ 1,599,273

Entertainment. - 1.54%
Gaia, Inc.	36,024	341,508	GAIA	$ 405,191
Madison Square Garden Entertainment Corp. (a)	32,050	2,329,074	MSGE	$ 2,525,190
		2,670,581		$ 2,930,381

Equity Real Estate Investment Trusts - 4.31%
Alpine Income Property Trust, Inc.	109,019	2,002,679	PINE	$ 1,961,020
CTO Realty Growth, Inc.	26,020	1,398,835	CTO	$ 1,320,273
Gaming and Leisure Properties, Inc.	39,306	1,820,654	GLPI	$ 1,422,703
Postal Realty Trust, Inc. Class A	51,030	951,199	PSTL	$ 674,783
PotlatchDeltic Corp.	25,379	1,309,049	PCH	$ 851,881
		7,482,416		$ 6,230,660

Food Products - 2.16%
Alico, Inc.	28,105	962,315	ALCO	$ 967,762
Nomad Foods Ltd. (a)	39,050	1,076,218	NOMD.N	$ 701,176
Post Holdings, Inc. (a)	10,610	1,168,798	POST	$ 989,983
Whole Earth Brands, Inc.	47,410	547,586	FREE	$ 592,977
		3,754,916		3,251,897

Gas Utilities - 2.4%
UGI Corporation	97,971	4,175,524	UGI	$ 3,623,441
		4,175,524		$ 3,623,441

Health Care Equipment & Supplies - 0.64%
Utah Medical Products, Inc.	12,024	1,116,308	UTMD	$ 858,806
		1,116,308		$ 858,806

Health Care Providers & Services - 3.42%
Corvel Corp. (a)	5,085	946,929	CRVL	$ 342,787
Henry Schein, Inc. (a)	45,729	3,482,721	HSIC	$ 2,922,861
ModivCare Inc.	5,051	917,363	MODV	$ 438,475
The Pennant Group, Inc. (a)	21,022	590,508	PNTG	$ 400,812
		5,937,520		$ 4,104,935

Hotels, Restaurants, & Leisure - 5.73%
Churchill Downs, Inc.	9,160	2,199,133	CHDN	$ 1,299,071
Dine Brands Global, Inc.	12,876	1,045,660	DIN	$ 629,727
Golden Entertainment, Inc.	20,490	1,005,854	GDEN	$ 701,568
The Wendy's Co.	77,970	1,690,390	WEN	$ 1,748,231
Travel N Leasure	39,100	2,132,123	TNL	$ 1,141,831
Wyndham Hotels & Resorts, Inc.	24,335	1,878,419	WH	$ 1,154,102
		9,951,578		$ 6,674,530

Household Products - 1.26%
Spectrum Brands Holdings, Inc.	22,930	2,193,713	SPB	$ 1,534,680
		2,193,713		$ 1,534,680

IT Services - 5.72%
Alliance Data Systems Corporation	11,570	1,167,297	ADS	$ 858,822
Concentrix Corp.	24,396	4,318,092	CNXC	$ 2,294,626
Information Services Group, Inc.	371,390	2,666,580	III	$ 2,043,064
Unisys Corporation	70,980	1,784,437	UIS	$ 1,112,747
		9,936,407		$ 6,309,259

Independent Power and Renewable - 0.73%
Vistra Energy Corp.	74,080	1,266,768	VST	$ 1,208,070
		1,266,768		$ 1,208,070

Internet & Catalog Retail - 0.4%
Qurate Retail, Inc.	67,528	688,110	QRTEA	$ 546,802
		688,110		$ 546,802

Life Sciences Tools & Services - 1.13%
Charles River Laboratories International, Inc. (a)	4,740	1,956,056	CRL	$ 571,682
		1,956,056		$ 571,682

Machinery - 0.98%
LB Foster Co.	109,797	1,700,756	FSTR	$ 1,976,104
		1,700,756		1,976,104

Media - 4.52%
Liberty Braves Series C (a)	88,949	2,350,033	BATRK	$ 1,676,708
Liberty SiriusXM Series C (a)	78,227	3,713,436	LSXMK	$ 2,927,848
Meredith Corporation	32,108	1,788,416	MDP	$ 1,212,015
		7,851,884		$ 5,816,571

Metals & Mining - 1.8%
Fortitude Gold Corporation	126,672	856,303	FTCO	$ 982,600
Osisko Gold Royalties Ltd	202,590	2,275,086	OR	$ 2,457,881
		3,131,388		3,440,481

Multi-Utilities- 3.88%
Black Hills Corporation	45,190	2,836,124	BKH	$ 3,042,820
MDU Resources Group, Inc.	131,640	3,905,759	MDU	$ 3,150,472
		6,741,883		6,193,292

Oil & Gas - 0.6%
National Fuel Gas Company	19,730	1,036,220	NFG	$ 1,073,794
		1,036,220		$ 1,073,794

Oil, Gas & Consumable Fuels- 2.76%
Consol Energy, Inc.	55,170	696,245	CNX	$ 697,540
DT Midstream Inc.	70,457	3,257,932	DTM	$ 2,896,580
Unit Corporation	27,230	830,515	UNTC	$ 575,566
		4,784,692		4,169,686

Personal Products - 1.61%
Edgewell Personal Care Company	77,080	2,798,004	EPC	$ 2,856,075
		2,798,004		$ 2,856,075

Pharmaceuticals - 1.51%
Organon & Co.	79,700	2,613,363	OGN	$ 2,750,369
		2,613,363		$ 2,750,369

Professional Services - 2.75%
Alight, Inc.	394,950	4,534,026	ALIT	$ 3,995,777
Red Violet, Inc.	9,280	239,517	RDVT	$ 287,987
		4,773,543		$ 4,283,765

Road & Rail - 1.31%
XPO Logistics, Inc.	28,590	2,275,192	XPO	$ 2,410,861
		2,275,192		$ 2,410,861

Specialty Retail - 2.44%
Designer Brands, Inc.	96,530	1,344,663	DBI	$ 1,507,615
Express, Inc.	65,300	308,216	EXPR	$ 364,008
The Aarons Company, Inc.	93,632	2,578,625	AAN	$ 1,840,532
		4,231,504		$ 3,712,155

Telecommunication Services - 0.79%
J2 Global, Inc.	10,050	1,373,031	JCOM	$ 1,354,195
		1,373,031		$ 1,354,195

Textiles, Apparel & Luxury Goods - 3.18%
Kontoor Brands, Inc.	28,000	1,398,600	KTB	$ 583,137
Wolverine World Wide, Inc.	138,295	4,126,723	WWW	$ 3,670,432
		5,525,323		$ 4,253,569

Thrifts & Mortgage Finance - 3.11%
Columbia Financial, Inc. (a)	218,223	4,037,126	CLBK	$ 3,262,254
Federal Agricultural Mortgage Corp.	12,544	1,361,275	AGM	$ 1,256,663
		5,398,400		$ 4,518,917

Trading Companies & Distributors - 0.52%
Transcat, Inc. (a)	14,037	905,106	TRNS	$ 348,873
		905,106		$ 348,873

TOTAL COMMON STOCKS (Cost $140,607,668)		170,627,173		140,607,668

Money Market Funds - 1.51%
First American Funds Government Obligation Class Y 0.89% (b)	2,629,808	2,629,808	FGVXX	$ 2,629,808
		2,629,808		$ 2,629,808

TOTAL MONEY MARKET FUNDS (Cost $2,629,808)		2,629,808		$ 2,629,808

TOTAL INVESTMENTS (Cost $143,237,476) 99.78%		173,256,981	99.78%	$ 143,237,476

Other Assets In Excess of Liabilities - 0.22%		386,677		0.22%

TOTAL NET ASSETS - 100.00%		$ 173,643,657		100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2021.
(c) ADR - American Depository Receipt
(d) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 173,256,981	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 173,256,981	- 0 -